Benefit Plans - Schedule Of Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	$ 5,334	$ 4,756
Common stock [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	789	1,562
Mutual funds [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	2,171	2,202
Corporate / government bonds [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	2,354	982
Cash and cash equivalents [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	20	10
Fair Value, Recurring [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	5,334	4,756
Fair Value, Recurring [Member] | Level 1 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	2,960	3,584
Fair Value, Recurring [Member] | Level 2 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	2,374	992
Fair Value, Recurring [Member] | Level 3 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	0	0
Fair Value, Recurring [Member] | Common stock [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	789	1,562
Fair Value, Recurring [Member] | Common stock [Member] | Level 1 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	789	1,562
Fair Value, Recurring [Member] | Common stock [Member] | Level 2 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	0	0
Fair Value, Recurring [Member] | Common stock [Member] | Level 3 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	0	0
Fair Value, Recurring [Member] | Mutual funds [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	2,171	2,202
Fair Value, Recurring [Member] | Mutual funds [Member] | Level 1 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	2,171	2,022
Fair Value, Recurring [Member] | Mutual funds [Member] | Level 2 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	0	0
Fair Value, Recurring [Member] | Mutual funds [Member] | Level 3 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	0	0
Fair Value, Recurring [Member] | Corporate / government bonds [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	2,354	982
Fair Value, Recurring [Member] | Corporate / government bonds [Member] | Level 1 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	0	0
Fair Value, Recurring [Member] | Corporate / government bonds [Member] | Level 2 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	2,354	982
Fair Value, Recurring [Member] | Corporate / government bonds [Member] | Level 3 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	0	0
Fair Value, Recurring [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	20	10
Fair Value, Recurring [Member] | Cash and cash equivalents [Member] | Level 1 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	0	0
Fair Value, Recurring [Member] | Cash and cash equivalents [Member] | Level 2 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	20	10
Fair Value, Recurring [Member] | Cash and cash equivalents [Member] | Level 3 [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Total	$ 0	$ 0